DEBT - Measured at fair value (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DEBT
Carrying Amount	$ 307,732	$ 285,801	$ 89,905
Fair Value	$ 301,513	$ 279,119	$ 96,342